Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended				7 Months Ended			8 Months Ended			9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended
	Apr. 30, 2025	Apr. 24, 2025	Mar. 04, 2025	Jan. 31, 2025	Jan. 10, 2024	May 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jun. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	May 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2024	Nov. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long GME Daily Target ETF
Accumulated Value	$ 10,019	$ 10,000				$ 10,927			$ 6,059			$ 5,266			$ 5,245			$ 7,140			$ 4,739				$ 4,212			$ 3,470
T-REX 2X LONG HOOD DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long HOOD Daily Target ETF
Accumulated Value				$ 10,000				$ 7,899			$ 5,093			$ 6,346			$ 10,220			$ 16,662			$ 25,967				$ 23,862			$ 39,375		$ 38,350		$ 30,421	$ 22,596
T-REX 2X LONG DJT DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long DJT Daily Target ETF
Accumulated Value			$ 10,000				$ 6,733			$ 9,513			$ 6,230			$ 4,111			$ 4,078			$ 3,949				$ 3,352			$ 2,618		$ 1,289		$ 1,574
T-REX 2X LONG RBLX DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long RBLX Daily Target ETF
Accumulated Value			10,000				8,774			10,603			16,907			25,767			35,059			34,242				41,442			24,605		16,019		11,830
T-REX 2X LONG ARM DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long ARM Daily Target ETF
Accumulated Value			10,000				7,613			7,449			9,488			15,492			14,798			10,787				10,071			13,478		8,465		5,605
T-REX 2X LONG SNOW DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long SNOW Daily Target ETF
Accumulated Value	11,748	10,000				18,157			21,708			20,912			23,600			20,247			28,623				23,584			17,658
T-REX 2X LONG APPLE DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long Apple Daily Target ETF
Accumulated Value					$ 10,000																			$ 11,812													$ 15,500		$ 14,727	$ 9,111
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long Alphabet Daily Target ETF
Accumulated Value					10,000																			14,866													14,620	$ 11,322	32,383
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				T-REX 2X Long Microsoft Daily Target ETF
Accumulated Value					10,000																			12,741													13,320	11,748	11,504
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																				S&P 500® Index
Accumulated Value	$ 10,155	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,794	$ 10,696	$ 9,901	$ 11,343	$ 9,657	$ 10,696	$ 11,597	$ 10,265	$ 9,250	$ 11,833	$ 10,787	$ 9,833	$ 12,264	$ 11,029	$ 10,333	$ 12,552	$ 11,253	$ 10,564	$ 11,492	$ 12,582	$ 11,664	$ 10,779	$ 12,590	$ 11,937	$ 11,172	$ 11,966	$ 11,434	$ 11,973	$ 11,462	$ 11,469		$ 12,462	$ 13,235	$ 14,690	$ 13,235